ACQUISITION OF SUBSIDIARY - Final purchase price allocation (Details) - Roxgold [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	$ 65,600	$ 65,600
Trade and other receivables	18,800	18,800
Other current assets	3,000	3,000
Inventory	24,500	23,300
Restricted cash	2,100	2,100
Mineral properties and exploration and evaluation assets	810,000	789,200
Property, plant and equipment	85,500	85,500
Trade and other payable	(59,700)	(56,400)
Income tax payable	(5,400)	(5,400)
Lease liabilities	(13,600)	(13,600)
Debt	(31,700)	(31,700)
Closure and reclamation provision	(11,100)	(3,300)
Deferred tax liabilities	(176,000)	(162,600)
Other liabilities	(3,805)	(6,405)
Non controlling interest	(52,900)	(52,800)
Net assets acquired	$ 655,295	$ 655,295
Percentage of non-controlling interest	10.00%
Transaction and integration costs	$ 14,100
Revenue from acquiree	101,300
Profit loss from acquiree	9,400
Pro forma revenue	704,700
Proforma net income loss	115,200
Adjustments
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Inventory	1,200
Mineral properties and exploration and evaluation assets	20,800
Trade and other payable	(3,300)
Closure and reclamation provision	(7,800)
Deferred tax liabilities	(13,400)
Other liabilities	2,600
Non controlling interest	(100)
Net assets acquired	$ 0